Statements of Cash Flows (USD $)	2 Months Ended
Dec. 31, 2012
Statements of Cash Flows
Net Loss	$ (7,888)
Increase in other assets	(1,500)
Increase in accounts payable	1,043
Net cash used in operating activities	(8,345)
Advances from member	12,439
Net provided by financing activities	12,439
Net change in cash and cash equivalents	4,094
Cash and cash equivalents, beginning of period	0
Cash and cash equivalents, end of period	4,094
Interest paid	0
Taxes paid	$ 0